Semiannual Report June 30, 2000

LifeSpan
Balanced Portfolio

A Series of Panorama Series Fund, Inc.


[logo]OppenheimerFunds(R)
      The Right Way to Invest

Statement of Investments  June 30, 2000 (Unaudited)

                                                                                                          Market Value
                                                                                           Shares         Note 1
======================================================================================================================
Common Stocks--57.0%
----------------------------------------------------------------------------------------------------------------------
Basic Materials--1.9%
----------------------------------------------------------------------------------------------------------------------
Chemicals--0.8%
Air Products & Chemicals, Inc.                                                              3,100           $   95,519
----------------------------------------------------------------------------------------------------------------------
Dexter Corp.                                                                                4,700              225,600
----------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                            3,000               90,562
----------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                                                             2,500              109,375
----------------------------------------------------------------------------------------------------------------------
Fuji Photo Film Co.                                                                         4,000              164,075
----------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.                                                                            2,834               36,842
----------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                             3,000              103,500
                                                                                                            ----------
                                                                                                               825,473
----------------------------------------------------------------------------------------------------------------------
Metals--0.6%
Broken Hill Proprietary Co. Ltd.                                                           14,000              166,011
----------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                  3,600               76,050
----------------------------------------------------------------------------------------------------------------------
Shaw Group, Inc. (The)(1)                                                                   7,000              329,875
                                                                                                            ----------
                                                                                                               571,936
----------------------------------------------------------------------------------------------------------------------
Paper--0.5%
Buhrmann NV                                                                                10,217              293,331
----------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp.                                                                       1,500               39,375
----------------------------------------------------------------------------------------------------------------------
Georgia Pacific Group/Timber Group                                                          2,300               49,737
----------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                       200                2,175
----------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                            3,700              159,100
                                                                                                            ----------
                                                                                                               543,718
----------------------------------------------------------------------------------------------------------------------
Capital Goods--7.2%
----------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.9%
Boeing Co.                                                                                  3,500              146,344
----------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                      8,900              465,025
----------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(1)                                                        1,000               57,062
----------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                      3,000              198,750
                                                                                                            ----------
                                                                                                               867,181
----------------------------------------------------------------------------------------------------------------------
Electrical Equipment--1.5%
ABB Ltd.                                                                                      850              102,062
----------------------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A(1)                                                                    4,600              304,462
----------------------------------------------------------------------------------------------------------------------
AVX Corp.                                                                                   1,400               32,112
----------------------------------------------------------------------------------------------------------------------
CommScope, Inc.(1)                                                                          1,200               49,200
----------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.(1)                                                       2,000              119,750
----------------------------------------------------------------------------------------------------------------------
Kemet Corp.(1)                                                                              8,600              215,537
----------------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                                2,700               85,050
----------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                                  1,500              227,188
----------------------------------------------------------------------------------------------------------------------
SPX Corp.(1)                                                                                2,500              302,344
----------------------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.(1)                                                             1,800               68,287
                                                                                                            ----------
                                                                                                             1,505,992


2                         LifeSpan Balanced Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                                          Market Value
                                                                                           Shares         Note 1
----------------------------------------------------------------------------------------------------------------------
Industrial Services--3.0%
Adecco SA                                                                                      65           $   55,402
----------------------------------------------------------------------------------------------------------------------
Capita Group plc                                                                           16,000              391,676
----------------------------------------------------------------------------------------------------------------------
Forrester Research, Inc.(1)                                                                 6,800              495,125
----------------------------------------------------------------------------------------------------------------------
Hays plc                                                                                   40,000              223,149
----------------------------------------------------------------------------------------------------------------------
Mobile Mini, Inc.(1)                                                                        5,000              110,312
----------------------------------------------------------------------------------------------------------------------
New England Business Service, Inc.                                                          5,300               86,125
----------------------------------------------------------------------------------------------------------------------
Newpark Resources, Inc.(1)                                                                 15,000              141,562
----------------------------------------------------------------------------------------------------------------------
Professional Detailing, Inc.(1)                                                             4,100              139,656
----------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc.(1)                                                                    4,650              255,750
----------------------------------------------------------------------------------------------------------------------
Secom Co. Ltd.                                                                              4,000              292,992
----------------------------------------------------------------------------------------------------------------------
Securitas AB, B Shares                                                                      8,950              190,816
----------------------------------------------------------------------------------------------------------------------
Source Information Management Co. (The)(1)                                                  6,300               96,075
----------------------------------------------------------------------------------------------------------------------
Tetra Tech, Inc.(1)                                                                         7,508              171,745
----------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.(1)                                                                    10,000              171,250
----------------------------------------------------------------------------------------------------------------------
Valassis Communications, Inc.(1)                                                            1,200               45,750
----------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc.(1)                                                                  5,500              108,625
----------------------------------------------------------------------------------------------------------------------
Zomax, Inc.(1)                                                                              7,600               99,750
                                                                                                            ----------
                                                                                                             3,075,760
----------------------------------------------------------------------------------------------------------------------
Manufacturing--1.8%
Avery-Dennison Corp.                                                                          800               53,700
----------------------------------------------------------------------------------------------------------------------
Ball Corp.                                                                                    800               25,750
----------------------------------------------------------------------------------------------------------------------
BBA Group plc                                                                              21,000              137,659
----------------------------------------------------------------------------------------------------------------------
Brambles Industries Ltd.                                                                    5,000              154,111
----------------------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp.                                                                     1,200               41,100
----------------------------------------------------------------------------------------------------------------------
Cooper Industries, Inc.                                                                     1,700               55,356
----------------------------------------------------------------------------------------------------------------------
Crane Co.                                                                                   4,400              106,975
----------------------------------------------------------------------------------------------------------------------
Credence Systems Corp.(1)                                                                   7,000              386,312
----------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                 1,000               37,000
----------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                                 4,000              162,250
----------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                   500               33,500
----------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                               2,500               84,219
----------------------------------------------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc.(1)                                                         1,300               77,187
----------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                       1,900               49,162
----------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                                        3,700              305,250
----------------------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                                       1,300               44,525
----------------------------------------------------------------------------------------------------------------------
ROHN Industries, Inc.(1)                                                                   12,000               50,625
----------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                                 700               38,019
----------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                     400               23,550
                                                                                                            ----------
                                                                                                             1,866,250


                          LifeSpan Balanced Portfolio                          3

Statement of Investments  (Unaudited) (Continued)

                                                                                                          Market Value
                                                                                           Shares         Note 1
----------------------------------------------------------------------------------------------------------------------
Communication Services--5.1%
----------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--2.6%
ALLTEL Corp.                                                                                4,000           $  247,750
----------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                                  4,000              126,500
----------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                         6,500              372,608
----------------------------------------------------------------------------------------------------------------------
France Telecom SA                                                                           1,800              252,610
----------------------------------------------------------------------------------------------------------------------
Globix Corp.(1)(2)                                                                          1,408               40,831
----------------------------------------------------------------------------------------------------------------------
KPN NV                                                                                      5,442              244,402
----------------------------------------------------------------------------------------------------------------------
Matsushita Communication Industrial Co.                                                     2,000              234,015
----------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. B(1)                                                1,072               38,726
----------------------------------------------------------------------------------------------------------------------
NEC Corp.                                                                                   4,000              125,892
----------------------------------------------------------------------------------------------------------------------
Nippon Comsys Corp.                                                                         9,000              191,815
----------------------------------------------------------------------------------------------------------------------
Spirent plc(1)                                                                             54,000              363,381
----------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson AB, Cl. B                                                  20,000              397,902
                                                                                                            ----------
                                                                                                             2,636,432
----------------------------------------------------------------------------------------------------------------------
Telephone Utilities--1.3%
BellSouth Corp.                                                                             9,000              383,625
----------------------------------------------------------------------------------------------------------------------
Energis plc(1)                                                                              5,000              187,572
----------------------------------------------------------------------------------------------------------------------
Hellenic Telecommunication Organization SA                                                  6,400              156,799
----------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                    4,900              211,925
----------------------------------------------------------------------------------------------------------------------
Swisscom AG                                                                                   215               74,703
----------------------------------------------------------------------------------------------------------------------
Telefonica SA(1)                                                                           14,323              308,926
                                                                                                            ----------
                                                                                                             1,323,550
----------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--1.2%
Nokia Oyj                                                                                   9,600              491,877
----------------------------------------------------------------------------------------------------------------------
NTT Docomo, Inc.                                                                               12              325,504
----------------------------------------------------------------------------------------------------------------------
Price Communications Corp.(1)                                                              12,360              291,232
----------------------------------------------------------------------------------------------------------------------
Telecom Italia Mobile SpA                                                                  11,000              112,827
                                                                                                            ----------
                                                                                                             1,221,440
----------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--4.4%
----------------------------------------------------------------------------------------------------------------------
Autos & Housing--0.8%
Bridgestone Corp.                                                                           7,000              148,528
----------------------------------------------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd.                                                                11,000              121,708
----------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc.                                                                        1,200               27,675
----------------------------------------------------------------------------------------------------------------------
Genuine Parts Co.                                                                           5,600              112,000
----------------------------------------------------------------------------------------------------------------------
Lafarge SA                                                                                  1,700              132,651
----------------------------------------------------------------------------------------------------------------------
Overseas Union Enterprise Ltd.                                                             17,500               42,510
----------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                         7,000              166,250
----------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                          900               38,419
                                                                                                            ----------
                                                                                                               789,741
----------------------------------------------------------------------------------------------------------------------
Consumer Services--0.2%
Dun & Bradstreet Corp.                                                                      5,000              143,125
----------------------------------------------------------------------------------------------------------------------
Harte-Hanks, Inc.                                                                           1,200               30,000
                                                                                                            ----------
                                                                                                               173,125


4                         LifeSpan Balanced Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                                          Market Value
                                                                                            Shares        Note 1
----------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.3%
Marriott International, Inc., Cl. A                                                         4,300           $  155,069
----------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                8,100              106,819
                                                                                                            ----------
                                                                                                               261,888
----------------------------------------------------------------------------------------------------------------------
Media--1.3%
Central Newspapers, Inc., Cl. A                                                               900               56,925
----------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                                4,800              113,100
----------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                           2,200              131,587
----------------------------------------------------------------------------------------------------------------------
Harcourt General, Inc.                                                                      2,800              152,250
----------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                         4,000              212,750
----------------------------------------------------------------------------------------------------------------------
Modern Times Group, Cl. B(1)                                                                3,500              167,598
----------------------------------------------------------------------------------------------------------------------
Tweeter Home Entertainment Group, Inc.(1)                                                   7,000              212,625
----------------------------------------------------------------------------------------------------------------------
VNU-Verenigde Nederlandse Uitgeverbedrijven Verenigd Bezit                                  5,030              260,857
                                                                                                            ----------
                                                                                                             1,307,692
----------------------------------------------------------------------------------------------------------------------
Retail: General--0.6%
Family Dollar Stores, Inc.                                                                    700               13,694
----------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                                                        1,000               33,750
----------------------------------------------------------------------------------------------------------------------
Ito-Yokado Co. Ltd.                                                                         2,000              120,599
----------------------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                                   1,200               28,800
----------------------------------------------------------------------------------------------------------------------
Pinault-Printemps-Redoute SA                                                                1,000              223,066
----------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                                         4,900              159,862
                                                                                                            ----------
                                                                                                               579,771
----------------------------------------------------------------------------------------------------------------------
Retail: Specialty--1.0%
BJ's Wholesale Club, Inc.(1)                                                                  700               23,100
----------------------------------------------------------------------------------------------------------------------
Brown Shoe Co., Inc.                                                                        7,900              102,700
----------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc.(1)                                                                6,362              377,346
----------------------------------------------------------------------------------------------------------------------
Kingfisher plc                                                                             14,000              127,486
----------------------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                                            1,000               47,375
----------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                             600               10,237
----------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                        8,000              169,500
----------------------------------------------------------------------------------------------------------------------
Whitehall Jewellers, Inc.(1)                                                                8,100              150,862
                                                                                                            ----------
                                                                                                             1,008,606
----------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.2%
Jones Apparel Group, Inc.(1)                                                                  600               14,100
----------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc.(1)                                                                   5,800              157,325
----------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                           700               24,675
----------------------------------------------------------------------------------------------------------------------
Shaw Industries, Inc.                                                                       3,000               37,500
                                                                                                            ----------
                                                                                                               233,600
----------------------------------------------------------------------------------------------------------------------
Consumer Staples--2.9%
----------------------------------------------------------------------------------------------------------------------
Beverages--0.2%
Adolph Coors Co., Cl. B                                                                       700               42,350
----------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                   1,800              134,437
                                                                                                            ----------
                                                                                                               176,787
----------------------------------------------------------------------------------------------------------------------
Broadcasting--0.1%
Citadel Communications Corp.(1)                                                             3,600              125,775


                          LifeSpan Balanced Portfolio                          5

Statement of Investments  (Unaudited) (Continued)

                                                                                                          Market Value
                                                                                           Shares         Note 1
----------------------------------------------------------------------------------------------------------------------
Education--0.2%
Education Management Corp.(1)                                                               9,000             $162,562
----------------------------------------------------------------------------------------------------------------------
Entertainment--0.4%
Brinker International, Inc.(1)                                                              2,900               84,825
----------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                    3,900               63,375
----------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                              900               29,644
----------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(1)                                                          6,600              210,787
----------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                   800               14,250
                                                                                                              --------
                                                                                                               402,881
----------------------------------------------------------------------------------------------------------------------
Food--0.7%
Bestfoods                                                                                   2,200              152,350
----------------------------------------------------------------------------------------------------------------------
ConAgra, Inc.                                                                               4,500               85,781
----------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                            1,400               61,250
----------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                                            600               10,087
----------------------------------------------------------------------------------------------------------------------
International Home Foods, Inc.(1)                                                           1,600               33,500
----------------------------------------------------------------------------------------------------------------------
Keebler Foods Co.                                                                           1,300               48,262
----------------------------------------------------------------------------------------------------------------------
Kerry Group plc, Cl. A                                                                      9,000              118,109
----------------------------------------------------------------------------------------------------------------------
Nestle SA                                                                                      75              150,590
----------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                              2,300               44,419
                                                                                                              --------
                                                                                                               704,348
----------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.5%
Express Scripts, Inc., Cl. A(1)                                                             2,500              155,312
----------------------------------------------------------------------------------------------------------------------
Kroger Co.(1)                                                                               8,400              185,325
----------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                             3,600               68,625
----------------------------------------------------------------------------------------------------------------------
William Morrison Supermarkets plc                                                          66,000              140,884
                                                                                                              --------
                                                                                                               550,146
----------------------------------------------------------------------------------------------------------------------
Household Goods--0.8%
Blyth, Inc.                                                                                 3,600              106,200
----------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                        6,000              344,250
----------------------------------------------------------------------------------------------------------------------
L'OREAL                                                                                       150              130,418
----------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                        4,100              234,725
                                                                                                              --------
                                                                                                               815,593
----------------------------------------------------------------------------------------------------------------------
Energy--3.6%
----------------------------------------------------------------------------------------------------------------------
Energy Services--0.4%
Anadarko Petroleum Corp.                                                                      800               39,450
----------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                   1,500               53,719
----------------------------------------------------------------------------------------------------------------------
Global Marine, Inc.(1)                                                                      2,800               78,925
----------------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                                             5,000              210,312
                                                                                                              --------
                                                                                                               382,406
----------------------------------------------------------------------------------------------------------------------
Oil: Domestic--1.7%
Apache Corp.                                                                                  600               35,287
----------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                  1,000               38,250
----------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                               2,800              237,475


6                         LifeSpan Balanced Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                                          Market Value
                                                                                           Shares         Note 1
----------------------------------------------------------------------------------------------------------------------
Oil: Domestic  (continued)
Conoco, Inc., Cl. A                                                                         2,300           $   50,600
----------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                          10,092              792,222
----------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                            3,100              184,256
----------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                  5,400              113,738
----------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co.                                                                      3,200              162,200
----------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                                2,200              117,150
                                                                                                            ----------
                                                                                                             1,731,178
----------------------------------------------------------------------------------------------------------------------
Oil: International--1.5%
Abraxas Petroleum Corp.(1)                                                                  5,961                8,942
----------------------------------------------------------------------------------------------------------------------
BP Amoco plc, ADR                                                                          12,362              699,226
----------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                        2,300              141,594
----------------------------------------------------------------------------------------------------------------------
Shell Transport & Trading Co. plc                                                          34,000              283,871
----------------------------------------------------------------------------------------------------------------------
Total Fina Elf SA, B Shares                                                                 1,700              261,717
----------------------------------------------------------------------------------------------------------------------
Total Fina Elf SA, Sponsored ADR                                                            1,100               84,494
                                                                                                            ----------
                                                                                                             1,479,844
----------------------------------------------------------------------------------------------------------------------
Financial--9.8%
----------------------------------------------------------------------------------------------------------------------
Banks--3.4%
Banco Bilbao Vizcaya Argentaria, SA                                                        10,000              150,021
----------------------------------------------------------------------------------------------------------------------
Banco Popular Espanol SA                                                                    3,600              111,811
----------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                       5,800              249,400
----------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                            1,300               60,450
----------------------------------------------------------------------------------------------------------------------
Bank of Scotland                                                                           13,214              125,729
----------------------------------------------------------------------------------------------------------------------
Bank One Corp.                                                                              3,300               87,656
----------------------------------------------------------------------------------------------------------------------
Bipop-Carire SpA                                                                           30,000              236,966
----------------------------------------------------------------------------------------------------------------------
BNP Paribas                                                                                 1,800              173,928
----------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                                       5,550              255,647
----------------------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                                           770              153,659
----------------------------------------------------------------------------------------------------------------------
DePfa Deutsche Pfandbriefbank AG (DePfa-Bank)                                               2,200              221,647
----------------------------------------------------------------------------------------------------------------------
First Union Corp.                                                                           4,200              104,213
----------------------------------------------------------------------------------------------------------------------
Firstar Corp.                                                                                 900               18,956
----------------------------------------------------------------------------------------------------------------------
Fuji Bank Ltd. (The)                                                                       16,000              121,885
----------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                       14,394              135,976
----------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                      7,500              273,281
----------------------------------------------------------------------------------------------------------------------
Nordbanken Holding AB                                                                      25,000              186,927
----------------------------------------------------------------------------------------------------------------------
Overseas Union Bank Ltd.                                                                   18,272               70,805
----------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group                                                                4,500              210,938
----------------------------------------------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                                                        1,600               26,575
----------------------------------------------------------------------------------------------------------------------
Sanwa Bank Ltd. (The)                                                                      11,000               87,954
----------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                        1,800               82,238
----------------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                           4,200               77,963
----------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                              1,000               54,250
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                             5,500              213,125
                                                                                                            ----------
                                                                                                             3,492,000


                          LifeSpan Balanced Portfolio                          7

Statement of Investments  (Unaudited) (Continued)

                                                                                                          Market Value
                                                                                          Shares          Note 1
----------------------------------------------------------------------------------------------------------------------
Diversified Financial--3.2%
AMBAC Financial Group, Inc.                                                                   700           $   38,369
----------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                        2,400              125,100
----------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                                                       500               20,813
----------------------------------------------------------------------------------------------------------------------
Cattles plc                                                                                30,000              111,272
----------------------------------------------------------------------------------------------------------------------
ChoicePoint, Inc.(1)                                                                        5,600              249,200
----------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                             7,100              427,775
----------------------------------------------------------------------------------------------------------------------
Credit Saison Co. Ltd.                                                                      6,700              155,777
----------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                  2,900              151,344
----------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                      900               27,338
----------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                   800               32,400
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                             1,400              132,825
----------------------------------------------------------------------------------------------------------------------
ING Groep NV                                                                                2,538              172,251
----------------------------------------------------------------------------------------------------------------------
John Hancock Financial Services, Inc.(1)                                                    2,400               56,850
----------------------------------------------------------------------------------------------------------------------
Lend Lease Corp. Ltd.                                                                      11,000              140,727
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                     700               80,500
----------------------------------------------------------------------------------------------------------------------
Metris Cos., Inc.                                                                           6,600              165,825
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                            2,100              174,825
----------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                                    500               16,438
----------------------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                                                 14,000              343,368
----------------------------------------------------------------------------------------------------------------------
PaineWebber Group, Inc.                                                                       600               27,300
----------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                       1,100               52,250
----------------------------------------------------------------------------------------------------------------------
Promise Co. Ltd.                                                                            3,400              269,288
----------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp., Cl. B                                                      3,211               81,680
----------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                                               730                5,338
----------------------------------------------------------------------------------------------------------------------
Swire Pacific Ltd., Cl. B                                                                 200,000              162,919
                                                                                                            ----------
                                                                                                             3,221,772
----------------------------------------------------------------------------------------------------------------------
Insurance--2.8%
ACE Ltd.                                                                                    2,900               81,200
----------------------------------------------------------------------------------------------------------------------
Advance Paradigm, Inc.(1)                                                                   6,200              127,100
----------------------------------------------------------------------------------------------------------------------
Aegon NV                                                                                    4,020              143,213
----------------------------------------------------------------------------------------------------------------------
Aegon NV                                                                                    2,811              100,429
----------------------------------------------------------------------------------------------------------------------
Allianz AG                                                                                    535              192,986
----------------------------------------------------------------------------------------------------------------------
Allmerica Financial Corp.                                                                     500               26,188
----------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                              4,800              106,800
----------------------------------------------------------------------------------------------------------------------
American General Corp.                                                                      2,000              122,000
----------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                          1,100              129,250
----------------------------------------------------------------------------------------------------------------------
AXA Financial, Inc.                                                                           900               30,600
----------------------------------------------------------------------------------------------------------------------
AXA SA                                                                                      1,300              205,620
----------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                 2,200              135,300
----------------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                                 1,700              158,950
----------------------------------------------------------------------------------------------------------------------
HSB Group, Inc.                                                                             3,750              116,719


8                         LifeSpan Balanced Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                                          Market Value
                                                                                           Shares         Note 1
----------------------------------------------------------------------------------------------------------------------
Insurance  (continued)
Irish Life & Permanent plc                                                                  9,127           $   77,255
----------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                       3,500              197,531
----------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                      5,600              202,300
----------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp.                                                                    2,700               48,094
----------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                 1,000              104,438
----------------------------------------------------------------------------------------------------------------------
MetLife, Inc.(1)                                                                           10,000              210,625
----------------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                          1,200               62,100
----------------------------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                                           250                8,531
----------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                      5,600              303,100
                                                                                                            ----------
                                                                                                             2,890,329
----------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.4%
Camden Property Trust                                                                       5,400              158,625
----------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                                              4,045              111,490
----------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                                                               5,366               91,557
----------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust                                                                       7,300               44,713
                                                                                                            ----------
                                                                                                               406,385
----------------------------------------------------------------------------------------------------------------------
Savings & Loans--0.0%
Washington Mutual, Inc.                                                                     1,300               37,538
----------------------------------------------------------------------------------------------------------------------
Healthcare--6.8%
----------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--4.7%
Abbott Laboratories                                                                         3,600              160,425
----------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                                2,500              146,875
----------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                    2,900              168,925
----------------------------------------------------------------------------------------------------------------------
Celgene Corp.(1)                                                                           11,100              653,513
----------------------------------------------------------------------------------------------------------------------
Gedeon Richter Ltd., GDR(3)                                                                 2,000              108,000
----------------------------------------------------------------------------------------------------------------------
Glaxo Wellcome plc                                                                          5,055              147,469
----------------------------------------------------------------------------------------------------------------------
HCA-Healthcare Corp. (The)                                                                  3,200               97,200
----------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.(1)                                                                         2,200              165,447
----------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                           1,700              173,188
----------------------------------------------------------------------------------------------------------------------
Jones Pharma, Inc.                                                                          6,975              278,564
----------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(1)                                                              10,725              470,559
----------------------------------------------------------------------------------------------------------------------
Mallinckrodt, Inc.                                                                          3,900              169,406
----------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                           3,200              245,200
----------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                   200              317,816
----------------------------------------------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc.(1)                                                              7,800              234,488
----------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                              20              195,314
----------------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                                                        6,000              287,005
----------------------------------------------------------------------------------------------------------------------
Schering AG                                                                                 3,000              165,071
----------------------------------------------------------------------------------------------------------------------
SmithKline Beecham plc                                                                     15,069              197,332
----------------------------------------------------------------------------------------------------------------------
Takeda Chemical Industries Ltd.                                                             3,000              197,344
----------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                    1,800              154,350
                                                                                                            ----------
                                                                                                             4,733,491


                          LifeSpan Balanced Portfolio                          9

Statement of Investments  (Unaudited) (Continued)

                                                                                                          Market Value
                                                                                           Shares         Note 1
----------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--2.1%
ArthroCare Corp.(1)                                                                         2,900           $  154,425
----------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                  2,100              147,656
----------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                       2,200              162,800
----------------------------------------------------------------------------------------------------------------------
Fresenius AG, Preference                                                                      800              185,585
----------------------------------------------------------------------------------------------------------------------
Luxottica Group SpA, Sponsored ADR                                                         20,000              243,750
----------------------------------------------------------------------------------------------------------------------
Molecular Devices Corp.(1)                                                                  4,300              297,506
----------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.(1)                                                          3,000              180,563
----------------------------------------------------------------------------------------------------------------------
SSL International plc                                                                      14,000              151,541
----------------------------------------------------------------------------------------------------------------------
Terumo Corp.                                                                                9,000              305,373
----------------------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.(1)                                                          2,100              152,119
----------------------------------------------------------------------------------------------------------------------
Zoll Medical Corp.(1)                                                                       4,000              196,000
                                                                                                            ----------
                                                                                                             2,177,318
----------------------------------------------------------------------------------------------------------------------
Technology--11.2%
----------------------------------------------------------------------------------------------------------------------
Computer Hardware--1.3%
Agilent Technologies, Inc.(1)                                                                 190               14,013
----------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.(1)                                                                     3,200              167,600
----------------------------------------------------------------------------------------------------------------------
Digital Lightwave, Inc.(1)                                                                  2,600              261,463
----------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                         1,300              162,338
----------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                       2,600              284,863
----------------------------------------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A                                                      800               53,800
----------------------------------------------------------------------------------------------------------------------
SanDisk Corp.(1)                                                                            6,000              367,125
                                                                                                            ----------
                                                                                                             1,311,202
----------------------------------------------------------------------------------------------------------------------
Computer Services--1.4%
Diamond Technology Partners, Inc.(1)                                                        5,300              466,400
----------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                            3,600              178,650
----------------------------------------------------------------------------------------------------------------------
Getronics NV                                                                               12,041              186,411
----------------------------------------------------------------------------------------------------------------------
Intraware, Inc.(1)                                                                          4,400               70,675
----------------------------------------------------------------------------------------------------------------------
MedQuist, Inc.(1)                                                                           2,732               92,888
----------------------------------------------------------------------------------------------------------------------
Proxicom, Inc.(1)                                                                           4,800              229,800
----------------------------------------------------------------------------------------------------------------------
WebTrends Corp.(1)                                                                          4,600              177,963
                                                                                                            ----------
                                                                                                             1,402,787
----------------------------------------------------------------------------------------------------------------------
Computer Software--2.6%
Actuate Corp.(1)                                                                            8,400              448,350
----------------------------------------------------------------------------------------------------------------------
Advanced Digital Information Corp.(1)                                                       8,600              137,063
----------------------------------------------------------------------------------------------------------------------
Advent Software, Inc.(1)                                                                    7,300              470,850
----------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                     1,600               81,900
----------------------------------------------------------------------------------------------------------------------
Great Plains Software, Inc.(1)                                                              2,800               54,950
----------------------------------------------------------------------------------------------------------------------
Logica plc                                                                                 16,000              378,838
----------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.(1)                                                                5,200              503,100
----------------------------------------------------------------------------------------------------------------------
Micromuse, Inc.(1)                                                                          3,200              529,550
----------------------------------------------------------------------------------------------------------------------
Symantec Corp.(1)                                                                           1,300               70,119
                                                                                                            ----------
                                                                                                             2,674,720


10                        LifeSpan Balanced Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                                          Market Value
                                                                                          Shares          Note 1
----------------------------------------------------------------------------------------------------------------------
Communications Equipment--1.9%
ADC Telecommunications, Inc.(1)                                                             1,500           $  125,813
----------------------------------------------------------------------------------------------------------------------
Alcatel SA                                                                                  3,500              230,495
----------------------------------------------------------------------------------------------------------------------
Ditech Communications Corp.(1)                                                              3,000              283,688
----------------------------------------------------------------------------------------------------------------------
Extreme Networks, Inc.(1)                                                                   2,000              211,000
----------------------------------------------------------------------------------------------------------------------
Polycom, Inc.(1)                                                                            3,400              319,919
----------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                        184,980              747,710
                                                                                                            ----------
                                                                                                             1,918,625
----------------------------------------------------------------------------------------------------------------------
Electronics--4.0%
Advanced Energy Industries, Inc.(1)                                                         4,400              259,325
----------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.(1)                                                               800               61,800
----------------------------------------------------------------------------------------------------------------------
ANADIGICS, Inc.(1)                                                                          3,600              122,625
----------------------------------------------------------------------------------------------------------------------
Anaren Microwave, Inc.(1)                                                                   6,900              905,517
----------------------------------------------------------------------------------------------------------------------
Cymer, Inc.(1)                                                                              4,700              224,425
----------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.(1)                                                              1,400               59,150
----------------------------------------------------------------------------------------------------------------------
Dallas Semiconductor Corp.                                                                  3,000              122,250
----------------------------------------------------------------------------------------------------------------------
Electrocomponents plc                                                                      20,000              204,377
----------------------------------------------------------------------------------------------------------------------
Hoshiden Corp.                                                                             10,000              425,311
----------------------------------------------------------------------------------------------------------------------
Hoya Corp.                                                                                  4,000              359,151
----------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                   900              120,319
----------------------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co.(1)                                                       7,000              181,938
----------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(1)                                                             2,700              153,225
----------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                                                                   1,600               90,500
----------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                  2,800              261,991
----------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.(1)                                                                           1,200               88,200
----------------------------------------------------------------------------------------------------------------------
TranSwitch Corp.(1)                                                                         5,250              405,234
----------------------------------------------------------------------------------------------------------------------
Zebra Technologies Corp., Cl. A(1)                                                          1,300               57,606
                                                                                                            ----------
                                                                                                             4,102,944
----------------------------------------------------------------------------------------------------------------------
Transportation--0.5%
----------------------------------------------------------------------------------------------------------------------
Air Transportation--0.2%
Delta Air Lines, Inc.                                                                       1,000               50,563
----------------------------------------------------------------------------------------------------------------------
Japan Airport Terminal Co. Ltd.                                                            13,000              115,618
                                                                                                            ----------
                                                                                                               166,181
----------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.3%
GATX Corp.                                                                                  8,600              292,400
----------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                         1,500               55,781
                                                                                                            ----------
                                                                                                               348,181
----------------------------------------------------------------------------------------------------------------------
Utilities--3.6%
----------------------------------------------------------------------------------------------------------------------
Electric Utilities--2.3%
CLP Holdings Ltd.                                                                          30,000              139,700
----------------------------------------------------------------------------------------------------------------------
Conectiv, Inc.                                                                              7,600              118,275
----------------------------------------------------------------------------------------------------------------------
CP&L Energy, Inc.                                                                           1,900               60,681
----------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                           7,717              435,046


                          LifeSpan Balanced Portfolio                         11

Statement of Investments  (Unaudited) (Continued)

                                                                                                          Market Value
                                                                                         Shares           Note 1
----------------------------------------------------------------------------------------------------------------------
Electric Utilities  (continued)
FPL Group, Inc.                                                                             5,800          $   287,100
----------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co.                                                               5,600              126,000
----------------------------------------------------------------------------------------------------------------------
Montana Power Co.                                                                           4,500              158,906
----------------------------------------------------------------------------------------------------------------------
Peco Energy Co.                                                                             3,100              124,969
----------------------------------------------------------------------------------------------------------------------
Potomac Electric Power Co.                                                                  2,000               50,000
----------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                       3,900              135,038
----------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                        8,000              236,500
----------------------------------------------------------------------------------------------------------------------
Tokyo Electric Power Corp.(1)                                                               5,000              122,159
----------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                   3,300               97,350
----------------------------------------------------------------------------------------------------------------------
Unicom Corp.                                                                                1,600               61,900
----------------------------------------------------------------------------------------------------------------------
Vivendi (Ex-Generale des Eaux)                                                              1,300              115,209
----------------------------------------------------------------------------------------------------------------------
Western Resources, Inc.                                                                     4,400               68,200
                                                                                                           -----------
                                                                                                             2,337,033
----------------------------------------------------------------------------------------------------------------------
Gas Utilities--1.3%
El Paso Energy Corp.                                                                       13,800              702,938
----------------------------------------------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd.                                                            118,800              133,350
----------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                                       4,400              214,500
----------------------------------------------------------------------------------------------------------------------
NICOR, Inc.                                                                                 4,100              133,763
----------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                               8,200              158,875
                                                                                                           -----------
                                                                                                             1,343,426
                                                                                                           -----------
Total Common Stocks (Cost $44,492,182)                                                                      57,887,607

======================================================================================================================
Preferred Stocks--0.1%
----------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 10% Cum., Series D, Non-Vtg.(2) (Cost $100,000)                             1,000               96,250

                                                                                         Units
======================================================================================================================
Rights, Warrants and Certificates--0.0%
----------------------------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp. Wts., Exp. 11/1/04(2)                                               5,961                5,961
----------------------------------------------------------------------------------------------------------------------
Arcadia Financial Ltd. Wts., Exp. 3/15/07                                                     125                   --
----------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08(2)                                                       600               15,600
----------------------------------------------------------------------------------------------------------------------
Mrs. Fields Holdings, Inc. Wts., Exp. 12/31/49                                                150                1,575
                                                                                                           -----------
Total Rights, Warrants and Certificates (Cost $894)                                                             23,136

                                                                                         Principal
                                                                                         Amount
======================================================================================================================
Asset-Backed Securities--0.5%
----------------------------------------------------------------------------------------------------------------------
Arcadia Automobile Receivables Trust, Automobile Receivables-Backed Nts.,
Series 1998-B, Cl. A3, 5.95%, 11/15/02                                                   $136,644              135,961
----------------------------------------------------------------------------------------------------------------------
Dayton Hudson Credit Card Master Trust, Asset-Backed Certificates,
Series 1997-1, Cl. A, 6.25%, 8/25/05                                                      125,000              122,656
----------------------------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts., Series 1997-2, Cl. A, 6.752%, 6/25/07(2)     98,463               96,094
----------------------------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust, Automobile Receivables-Backed Nts.,
Series 1997-A, Cl. A-5, 6.80%, 2/15/05                                                    150,000              148,852
                                                                                                           -----------
Total Asset-Backed Securities (Cost $509,789)                                                                  503,563


12                        LifeSpan Balanced Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                       Principal          Market Value
                                                                                       Amount             Note 1
======================================================================================================================
Mortgage-Backed Obligations--1.6%
----------------------------------------------------------------------------------------------------------------------
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1994-10, Cl. A3, 6%, 5/25/09                                                    $  350,000          $   343,000
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg.
Participation Certificates, 6%, 3/1/09                                                    114,706              110,783
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 1542, Cl. QC, 11.91%, 10/15/20(4)                                                  749,749               64,426
Series 1583, Cl. IC, 12.83%, 1/15/20(4)                                                   345,452               26,016
Series 1583, Cl. IC, 34.48%, 1/15/20(4)                                                   115,150                8,672
Series 1661, Cl. PK, 8.20%, 11/15/06(2)(4)                                                185,125                3,471
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                                                71,478               70,150
6.50%, 4/1/26                                                                             131,170              124,339
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Trust 1993-190, Cl. Z, 5.85%, 7/25/08        44,015               43,671
----------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Series 1994-7, Cl. A18, 6%, 2/25/09                            248,607              226,464
----------------------------------------------------------------------------------------------------------------------
IMC Home Equity Trust, Asset-Backed Home Equity Securities,
Series 1998-3, Cl. A5, 6.36%, 8/20/22(5)                                                  350,000              340,375
----------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 1999-QS12, Cl. M1, 7%, 9/25/14                                                     242,860              233,222
                                                                                                           -----------
Total Mortgage-Backed Obligations (Cost $1,626,879)                                                          1,594,589

======================================================================================================================
U.S. Government Obligations--14.7%
----------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, Medium-Term Nts., 5.24%, 10/1/08                                175,000              154,431
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.57%, 8/17/00                                                    350,000              349,671
----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts., 5.125%, 2/13/04                                   1,750,000            1,642,532
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                                                                               575,000              562,242
7.50%, 11/15/16                                                                         1,310,000            1,475,798
STRIPS, 5.67%, 11/15/18(6)                                                              1,500,000              482,658
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.625%, 2/15/06-5/15/08                                                                   750,000              726,172
5.75%, 8/15/03                                                                          3,300,000            3,244,313
6.125%, 8/15/07                                                                         3,500,000            3,480,313
6.50%, 8/15/05                                                                            945,000              955,336
7.50%, 11/15/01                                                                         1,775,000            1,798,297
                                                                                                           -----------
Total U.S. Government Obligations (Cost $15,076,411)                                                        14,871,763

======================================================================================================================
Non-Convertible Corporate Bonds and Notes--17.8%
----------------------------------------------------------------------------------------------------------------------
Basic Materials--1.2%
----------------------------------------------------------------------------------------------------------------------
Chemicals--0.6%
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., Series B, 9/15/07(1)(2)(7)                 125,000               26,875
----------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 10.875% Sr. Sub. Nts., 5/1/09                                      100,000               99,750
----------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                                                     50,000               55,436
----------------------------------------------------------------------------------------------------------------------
Rexene Corp., 11.75% Sr. Nts., 12/1/04(2)                                                 125,000              127,500
----------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co., 7.85% Unsec. Debs., 7/15/29                                              125,000              126,722
----------------------------------------------------------------------------------------------------------------------
Sterling Chemicals Holdings, Inc., 0%/13.50% Sr. Disc. Nts., 8/15/08(8)                   125,000               50,625
----------------------------------------------------------------------------------------------------------------------
Texas Petrochemical Corp., 11.125% Sr. Sub. Nts., Series B, 7/1/06                        125,000              106,875
                                                                                                           -----------
                                                                                                               593,783


                          LifeSpan Balanced Portfolio                         13

Statement of Investments  (Unaudited) (Continued)

                                                                                         Principal        Market Value
                                                                                         Amount           Note 1
----------------------------------------------------------------------------------------------------------------------
Metals--0.3%
Alcan Aluminium Ltd., 9.625% Debs., 7/15/19                                              $ 15,000           $   14,999
----------------------------------------------------------------------------------------------------------------------
Algoma Steel, Inc., 12.375% First Mtg. Nts., 7/15/05                                      100,000               87,500
----------------------------------------------------------------------------------------------------------------------
Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts., Series B, 4/15/03(1)(7)        125,000               11,875
----------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08                      100,000               82,500
----------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                            50,000               42,000
----------------------------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts., Series B, 12/1/04                                           75,000               70,125
                                                                                                            ----------
                                                                                                               308,999
----------------------------------------------------------------------------------------------------------------------
Paper--0.3%
Ainsworth Lumber, Inc., 12.50% Sr. Nts., 7/15/07(9)                                       125,000              124,687
----------------------------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.25% Sr. Nts., 4/1/06                                    200,000              193,000
                                                                                                            ----------
                                                                                                               317,687
----------------------------------------------------------------------------------------------------------------------
Capital Goods--2.0%
----------------------------------------------------------------------------------------------------------------------
Industrial Services--1.4%
Advance Holding Corp., 0%/12.875% Sr. Disc. Nts., 4/15/09(8)                              100,000               42,500
----------------------------------------------------------------------------------------------------------------------
Advance Stores Co., Inc., 10.25% Sr. Unsec. Sub. Nts., Series B, 4/15/08                  125,000              103,750
----------------------------------------------------------------------------------------------------------------------
Applied Extrusion Technologies, Inc., 11.50% Sr. Nts., Series B, 4/1/02                    75,000               75,562
----------------------------------------------------------------------------------------------------------------------
Armco, Inc., 9% Sr. Unsec. Nts., 9/15/07                                                   50,000               47,375
----------------------------------------------------------------------------------------------------------------------
Coinstar, Inc., 13% Sr. Disc. Nts., 10/1/06                                                50,000               50,812
----------------------------------------------------------------------------------------------------------------------
Employee Solutions, Inc., 10% Sr. Unsec. Nts., Series B, 10/15/04(1)(2)(7)                125,000               25,000
----------------------------------------------------------------------------------------------------------------------
Flooring America, Inc., 9.25% Sr. Sub. Nts., Series B, 10/15/07(2)                         37,000               21,275
----------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                    50,000               44,000
----------------------------------------------------------------------------------------------------------------------
KSL Recreation Group, Inc., 10.25% Sr. Sub. Nts., 5/1/07(2)                               100,000               95,500
----------------------------------------------------------------------------------------------------------------------
Mrs. Fields Holding Co., 0%/14% Sr. Sec. Disc. Nts., 12/1/05(3)(8)                        150,000               65,250
----------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 8.375% Sr. Unsec. Sub. Nts., Series B, 7/1/08                         125,000              121,875
----------------------------------------------------------------------------------------------------------------------
Production Resource Group LLC/PRG Finance Corp., 11.50% Sr. Unsec. Sub. Nts., 1/15/08      75,000               15,750
----------------------------------------------------------------------------------------------------------------------
Scotia Pacific Co. LLC, Timber Collaterized Nts., Series B, Cl. A-1, 6.55%, 7/20/28       173,696              165,581
----------------------------------------------------------------------------------------------------------------------
Simonds Industries, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/08(2)                          125,000              103,281
----------------------------------------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                                                      125,000              126,032
----------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 0%/12.50% Sr. Disc. Debs., 6/1/08(2)(8)                         50,000               18,250
----------------------------------------------------------------------------------------------------------------------
Tyco International Group SA, 6.125% Unsec. Nts., 6/15/01                                  175,000              172,838
----------------------------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Sr. Nts., Series B, 12/1/06                            120,000              114,312
                                                                                                            ----------
                                                                                                             1,408,943
----------------------------------------------------------------------------------------------------------------------
Manufacturing--0.6%
Federal-Mogul Corp., 7.50% Nts., 7/1/04                                                   125,000               96,730
----------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Nts., Series B, 8/1/07(2)                            125,000              115,000
----------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                                 50,000               48,965
----------------------------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 10.75% Sr. Nts., 10/1/05                                         125,000              101,875
----------------------------------------------------------------------------------------------------------------------
Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07                              100,000               62,500
----------------------------------------------------------------------------------------------------------------------
U.S. Industries, Inc./USI American Holdings, Inc./USI Global Corp.,
7.125% Sr. Unsec. Nts., 10/15/03                                                          225,000              220,184
                                                                                                            ----------
                                                                                                               645,254


14                        LifeSpan Balanced Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                         Principal        Market Value
                                                                                         Amount           Note 1
----------------------------------------------------------------------------------------------------------------------
Communication Services--4.9%
----------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--3.9%
360networks, Inc., 12% Sr. Unsec. Sub. Nts., 8/1/09                                      $100,000           $   95,000
----------------------------------------------------------------------------------------------------------------------
Coaxial Communications, Inc., 10% Sr. Unsec. Nts., 8/15/06                                125,000              119,063
----------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc., 12% Sr. Nts., 2/15/10(3)                                300,000              235,500
----------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 0%/13% Sr. Disc. Nts., 11/1/05(2)(8)                        100,000               47,500
----------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts., 7/1/08                                      125,000              124,375
----------------------------------------------------------------------------------------------------------------------
Focal Communications Corp., 11.875% Sr. Nts., 1/15/10(3)                                  300,000              303,000
----------------------------------------------------------------------------------------------------------------------
Galaxy Telecom LP, 12.375% Sr. Sub. Nts., 10/1/05                                         100,000               87,000
----------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.125% Sr. Nts., 11/15/06(3)                                50,000               48,125
----------------------------------------------------------------------------------------------------------------------
Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10                                              300,000              247,500
----------------------------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(8)                                125,000               43,125
----------------------------------------------------------------------------------------------------------------------
Hermes Europe Railtel BV, 10.375% Sr. Unsec. Nts., 1/15/09                                125,000              102,500
----------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/11.625% Sr. Disc. Nts., 3/15/07(2)(8)                              125,000               86,406
----------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 8.50% Sr. Nts., Series B, 1/15/08                        200,000              185,000
----------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon Nts., Series B, 2/1/06(8)     200,000              185,500
----------------------------------------------------------------------------------------------------------------------
IXC Communications, Inc., 9% Sr. Sub. Nts., 4/15/08(2)                                     50,000               50,250
----------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08                              125,000              112,813
----------------------------------------------------------------------------------------------------------------------
Logix Communications Enterprises, Inc., 12.25% Sr. Unsec. Nts., 6/15/08(2)                100,000               40,000
----------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Nts., 12/15/09                                    350,000              346,500
----------------------------------------------------------------------------------------------------------------------
MGC Communications, Inc./Mpower Communications Corp., 13% Sr. Nts., 4/1/10(3)             100,000               94,500
----------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc., 10.75% Sr. Unsec. Nts., 6/1/09                             200,000              198,000
----------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10(3)                           300,000              217,500
----------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 11.50% Sr. Unsec. Nts., 11/1/08                                             100,000               94,500
----------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts., 10/15/07(8)            125,000              105,194
----------------------------------------------------------------------------------------------------------------------
RCN Corp.:
0%/11.125% Sr. Unsec. Nts., 10/15/07(8)                                                    50,000               31,500
10.125% Sr. Unsec. Nts., 1/15/10                                                          200,000              167,500
----------------------------------------------------------------------------------------------------------------------
RSL Communications plc, 9.125% Sr. Unsec. Nts., 3/1/08                                    100,000               65,500
----------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                                  125,000               97,500
----------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                                           50,000               48,625
----------------------------------------------------------------------------------------------------------------------
US West Capital Funding, Inc., 6.125% Nts., 7/15/02                                       200,000              195,761
----------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 6.20% Nts., 8/1/02                                             225,000              220,439
                                                                                                            ----------
                                                                                                             3,995,676
----------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--1.0%
Clearnet Communications, Inc., 0%/14.75% Sr. Disc. Nts., 12/15/05(8)                       50,000               51,875
----------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., 0%/14% Sr. Disc. Nts., Series B, 6/1/06(8)            125,000              115,938
----------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375% Sr. Unsec. Nts., 11/15/09                             200,000              192,000
----------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                             100,000               97,500
----------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(8)                         200,000              142,000
----------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr. Nts., 8/15/06                   100,000              107,671
----------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Nts., 11/15/09(3)                                 200,000              208,000
----------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07(2)                                    50,000               51,250
                                                                                                            ----------
                                                                                                               966,234


                          LifeSpan Balanced Portfolio                         15

Statement of Investments  (Unaudited) (Continued)

                                                                                         Principal        Market Value
                                                                                         Amount           Note 1
----------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--2.7%
----------------------------------------------------------------------------------------------------------------------
Autos & Housing--0.3%
Black & Decker Corp., 6.625% Nts., 11/15/00                                              $ 85,000           $   84,861
----------------------------------------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07                       125,000               31,875
----------------------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 10% Sr. Sub. Nts., Series B, 1/15/07(2)             50,000               48,875
----------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07                  125,000              109,375
                                                                                                            ----------
                                                                                                               274,986
----------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--1.6%
American Skiing Corp., 12% Sr. Sub. Nts., Series B, 7/15/06                               100,000               84,500
----------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.50% Sr. Sub. Nts., Series B, 8/1/04                            50,000               50,500
----------------------------------------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp., 9.875% Sr. Unsec. Sub. Nts., Series D, 10/15/07        125,000              113,750
----------------------------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., Series B, 8/15/03                   200,000              213,000
----------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                             50,000               47,125
----------------------------------------------------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                        100,000               92,250
----------------------------------------------------------------------------------------------------------------------
Harveys Casino Resorts, 10.625% Sr. Unsec. Sub. Nts., 6/1/06                              100,000              102,500
----------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series A, 8/1/05                                   125,000              116,250
----------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                        50,000               49,500
----------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                  100,000               99,500
----------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 8.75% Sr. Unsec. Nts., 4/15/09                               100,000               93,000
----------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.125% Sr. Nts., 1/1/06                                  125,000              119,375
----------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Unsec. Sub. Nts., 12/15/05                     100,000               94,250
----------------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 9.75% Sr. Sub. Nts., 4/1/07                                      125,000              121,250
----------------------------------------------------------------------------------------------------------------------
Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00(2)                               100,000               99,750
----------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                                       125,000              125,625
                                                                                                            ----------
                                                                                                             1,622,125
----------------------------------------------------------------------------------------------------------------------
Media--0.4%
Hollinger International Publishing, Inc., 9.25% Gtd. Sr. Sub. Nts., 3/15/07               125,000              123,750
----------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                                      100,000               96,500
----------------------------------------------------------------------------------------------------------------------
MDC Communications Corp., 10.50% Sr. Sub. Nts., 12/1/06(2)                                125,000              120,625
----------------------------------------------------------------------------------------------------------------------
TV Guide, Inc., 8.125% Sr. Unsec. Sub. Nts., 3/1/09                                        50,000               50,125
                                                                                                            ----------
                                                                                                               391,000
----------------------------------------------------------------------------------------------------------------------
Retail: General--0.2%
Federated Department Stores, Inc., 6.125% Cv. Sub. Nts., 9/1/01(5)                        200,000              196,116
----------------------------------------------------------------------------------------------------------------------
Retail: Specialty--0.1%
K Mart Corp., 7.75% Debs., 10/1/12                                                        125,000              106,519
----------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.1%
William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06                              125,000              120,000
----------------------------------------------------------------------------------------------------------------------
Consumer Staples--2.9%
----------------------------------------------------------------------------------------------------------------------
Broadcasting--2.0%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                             50,000               42,375
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                 125,000              125,625
----------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series B, 2/1/08                     125,000              115,781
----------------------------------------------------------------------------------------------------------------------
Century Communications Corp.:
9.75% Sr. Nts., 2/15/02                                                                   100,000              100,500
Zero Coupon Sr. Disc. Nts., Series B, 8.50%, 1/15/08(6)                                    50,000               20,750


16                        LifeSpan Balanced Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                         Principal        Market Value
                                                                                         Amount           Note 1
----------------------------------------------------------------------------------------------------------------------
Broadcasting  (continued)
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(8)                                                $ 50,000           $   28,500
8.625% Sr. Unsec. Nts., 4/1/09                                                            100,000               88,375
10% Sr. Nts., 4/1/09(3)                                                                   300,000              291,000
----------------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 9.375% Sr. Sub. Nts., Series B, 8/1/09                               100,000               87,750
----------------------------------------------------------------------------------------------------------------------
Comcast Corp., 9.125% Sr. Sub. Debs., 10/15/06                                            125,000              131,198
----------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07(8)                     125,000              117,188
----------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 9.875% Sr. Sub. Nts., 5/15/06                                          50,000               51,250
----------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/10.75% Sr. Disc. Nts., 2/15/07(2)(8)                 125,000               95,938
----------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(8)                        200,000              107,000
----------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                        125,000              120,625
----------------------------------------------------------------------------------------------------------------------
Interepublic National Radio Sales Corp., 10% Sr. Unsec. Sub. Nts., Series B, 7/1/08       125,000              111,250
----------------------------------------------------------------------------------------------------------------------
James Cable Partners LP, 10.75% Sr. Nts., Series B, 8/15/04                               100,000               96,500
----------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                125,000              120,000
----------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(8)                                                         75,000               71,438
9.625% Sr. Debs., 10/1/06                                                                  75,000               70,500
----------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(8)       100,000               70,500
                                                                                                            ----------
                                                                                                             2,064,043
----------------------------------------------------------------------------------------------------------------------
Entertainment--0.1%
Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts., 5/15/05                           125,000              117,299
----------------------------------------------------------------------------------------------------------------------
Food--0.4%
AmeriServe Food Distribution, Inc., 8.875% Sr. Nts., 10/15/06(1)(7)                       125,000                6,563
----------------------------------------------------------------------------------------------------------------------
Dole Food Co., 6.75% Nts., 7/15/00                                                        115,000              114,903
----------------------------------------------------------------------------------------------------------------------
Eagle Family Foods, Inc., 8.75% Sr. Sub. Nts., 1/15/08(2)                                  50,000               29,750
----------------------------------------------------------------------------------------------------------------------
Grand Metro Inventory Corp., 7.125% Nts., 9/15/04                                         175,000              173,096
----------------------------------------------------------------------------------------------------------------------
Premier International Foods plc, 12% Sr. Nts., 9/1/09(3)                                   50,000               45,000
                                                                                                            ----------
                                                                                                               369,312
----------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.4%
Jitney-Jungle Stores of America, Inc., 10.375% Sr. Sub. Nts., 9/15/07(1)(2)(7)             50,000                1,000
----------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                        150,000              142,500
----------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc., 9.625% Sr. Sub. Nts., 5/1/03(1)(7)                                  50,000               35,250
----------------------------------------------------------------------------------------------------------------------
Price/Costco Wholesale Corp., 7.125% Sr. Nts., 6/15/05                                     90,000               88,493
----------------------------------------------------------------------------------------------------------------------
Stater Brothers Holdings, Inc., 10.75% Sr. Nts., 8/15/06                                  100,000               88,500
                                                                                                            ----------
                                                                                                               355,743
----------------------------------------------------------------------------------------------------------------------
Household Goods--0.0%
Revlon Consumer Products Corp., 8.625% Sr. Unsec. Sub. Nts., 2/1/08                        75,000               38,250
----------------------------------------------------------------------------------------------------------------------
Energy--0.7%
----------------------------------------------------------------------------------------------------------------------
Energy Services--0.5%
Coastal Corp., 8.125% Sr. Nts., 9/15/02                                                    50,000               50,980
----------------------------------------------------------------------------------------------------------------------
Crown Central Petroleum Corp., 10.875% Sr. Nts., 2/1/05                                    50,000               43,625
----------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                              50,000               50,250
----------------------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17                                        75,000               69,375
----------------------------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                     50,000               47,529
----------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                           125,000              119,297


                          LifeSpan Balanced Portfolio                         17

Statement of Investments  (Unaudited) (Continued)

                                                                                         Principal        Market Value
                                                                                         Amount           Note 1
----------------------------------------------------------------------------------------------------------------------
Energy Services  (continued)
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08(2)                                     $ 75,000           $   37,219
----------------------------------------------------------------------------------------------------------------------
Southwest Royalties, Inc., 10.50% Sr. Nts., Series B, 10/15/04                            125,000               80,625
----------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs., 2/1/06                        50,000               46,469
                                                                                                            ----------
                                                                                                               545,369
----------------------------------------------------------------------------------------------------------------------
Oil: Domestic--0.1%
Norcen Energy Resources Ltd., 6.80% Debs., 7/2/02                                          50,000               49,113
----------------------------------------------------------------------------------------------------------------------
Oil: International--0.1%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd., 11.50% Sr. Unsec. Nts., 11/1/04   70,000               59,150
----------------------------------------------------------------------------------------------------------------------
Financial--2.4%
----------------------------------------------------------------------------------------------------------------------
Banks--0.1%
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                                   85,000               86,925
----------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc., 10.50% Sr. Unsec. Nts., 11/15/06                                  50,000               49,625
                                                                                                            ----------
                                                                                                               136,550
----------------------------------------------------------------------------------------------------------------------
Diversified Financial--1.6%
American General Institutional Capital, 8.125% Bonds, Series B, 3/15/46(3)                125,000              118,002
----------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 7.25% Nts., 12/1/03                                           40,000               39,084
----------------------------------------------------------------------------------------------------------------------
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                                         100,000               42,500
----------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.05% Medium-Term Nts., Series D, 3/1/01                    220,000              218,516
----------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.:
5.77% Nts., Series A, 8/27/01                                                             200,000              196,955
7.25% Nts., Series A, 2/1/05                                                              400,000              401,192
----------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625% Nts., 2/15/01                                     175,000              173,470
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 7.50% Sr. Unsec. Unsub. Nts., 1/28/05                    275,000              273,983
----------------------------------------------------------------------------------------------------------------------
GS Escrow Corp., 6.75% Sr. Unsec. Nts., 8/1/01                                            200,000              194,346
                                                                                                            ----------
                                                                                                             1,658,048
----------------------------------------------------------------------------------------------------------------------
Insurance--0.2%
Aetna Industries, Inc., 11.875% Sr. Nts., 10/1/06                                         100,000               80,500
----------------------------------------------------------------------------------------------------------------------
Conseco, Inc., 6.40% Unsec. Mandatory Par Put Remarketed Securities, 6/15/01              175,000              139,125
                                                                                                            ----------
                                                                                                               219,625
----------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.5%
Chelsea GCA Realty Partner, Inc., 7.75% Unsec. Nts., 1/26/01                              280,000              279,755
----------------------------------------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                                                  60,000               58,746
----------------------------------------------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.625% Unsec. Nts., 6/15/03                                     175,000              167,492
                                                                                                            ----------
                                                                                                               505,993
----------------------------------------------------------------------------------------------------------------------
Healthcare--0.5%
----------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--0.1%
ICN Pharmaceutical, Inc., 9.75% Sr. Nts., 11/15/08(3)                                     125,000              123,750
----------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.4%
Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                                       145,000              141,405
----------------------------------------------------------------------------------------------------------------------
Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06                                   100,000               47,500
----------------------------------------------------------------------------------------------------------------------
Paracelsus Healthcare Corp., 10% Sr. Unsec. Sub. Nts., 8/15/06(1)(7)                      100,000               22,500
----------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 8.875% Sr. Nts., 7/15/04                                           75,000               72,750
----------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8% Sr. Nts., 1/15/05                                               75,000               72,375
                                                                                                            ----------
                                                                                                               356,530


18                        LifeSpan Balanced Portfolio

Statement of Investments  (Unaudited) (Continued)

                                                                                       Principal          Market Value
                                                                                       Amount             Note 1
----------------------------------------------------------------------------------------------------------------------
Technology--0.1%
----------------------------------------------------------------------------------------------------------------------
Computer Services--0.1%
Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08                 $  100,000         $     92,000
----------------------------------------------------------------------------------------------------------------------
Transportation--0.2%
----------------------------------------------------------------------------------------------------------------------
Air Transportation--0.1%
Canadian Airlines Corp., 12.25% Sr. Nts., 8/1/06(1)(7)                                     75,000               10,875
----------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.375% Unsec. Nts., 3/1/06                                   125,000               49,375
                                                                                                          ------------
                                                                                                                60,250
----------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.1%
CSX Corp., 7.05% Debs., 5/1/02                                                             70,000               69,223
----------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 7.35% Nts., 5/15/07                                                75,000               72,938
                                                                                                          ------------
                                                                                                               142,161
----------------------------------------------------------------------------------------------------------------------
Utilities--0.2%
----------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.1%
AES Corp. (The), 8% Sr. Nts., 12/31/08                                                    100,000               89,500
----------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.1%
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                           125,000              118,973
                                                                                                          ------------
Total Non-Convertible Corporate Bonds and Notes (Cost $20,625,968)                                          18,048,981

======================================================================================================================
Repurchase Agreements--7.6%
----------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 6.55%, dated 6/30/00, to be repurchased at $7,716,209 on 7/3/00, collateralized by U.S. Treasury Nts.,
5.625%, 2/15/06, with a value of $7,884,898 (Cost $7,712,000)                           7,712,000            7,712,000
----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $90,144,123)                                               99.3%         100,737,889
----------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                               0.7              758,532
                                                                                       ----------         ------------
Net Assets                                                                                  100.0%        $101,496,421
                                                                                       ==========         ============

1. Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,857,627 or 1.83% of the Portfolio's net assets as of June 30, 2000.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5. Represents the current interest rate for a variable or increasing rate security.
6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
7. Issuer is in default.
8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
9. Interest or dividend is paid in kind.

See accompanying Notes to Financial Statements.


                          LifeSpan Balanced Portfolio                        19

Statement of Assets and Liabilities  June 30, 2000 (Unaudited)

============================================================================================
Assets
Investments, at value (cost $90,144,123)--see accompanying statement            $100,737,889
--------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                           863,033
Investments sold                                                                     138,991
Other                                                                                  1,472
                                                                                ------------
Total assets                                                                     101,741,385

============================================================================================
Liabilities
Bank overdraft                                                                         2,245
--------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                     148,429
Investments purchased                                                                 72,125
Shareholder reports                                                                    8,277
Legal, auditing and other professional fees                                            6,457
Directors' compensation                                                                1,322
Transfer and shareholder servicing agent fees                                            118
Other                                                                                  5,991
                                                                                ------------
Total liabilities                                                                    244,964

============================================================================================
Net Assets                                                                      $101,496,421
                                                                                ============
============================================================================================
Composition of Net Assets
Par value of shares of capital stock                                            $     76,051
--------------------------------------------------------------------------------------------
Additional paid-in capital                                                        85,766,696
--------------------------------------------------------------------------------------------
Undistributed net investment income                                                1,564,966
--------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions     3,446,319
--------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                          10,642,389
                                                                                ------------
Net assets--applicable to 76,051,483 shares of capital stock outstanding        $101,496,421
                                                                                ============
============================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share               $1.33

See accompanying Notes to Financial Statements.


20                        LifeSpan Balanced Portfolio

Statement of Operations  For the Six Months Ended June 30, 2000 (Unaudited)

========================================================================================
Investment Income
Interest                                                                     $ 1,728,908
----------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $10,280)                          416,098
                                                                             -----------
Total income                                                                   2,145,006

========================================================================================
Expenses
Management fees                                                                  414,455
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                       11,091
----------------------------------------------------------------------------------------
Accounting service fees                                                            2,645
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                        984
----------------------------------------------------------------------------------------
Directors' compensation                                                              741
----------------------------------------------------------------------------------------
Other                                                                             18,076
                                                                             -----------
Total expenses                                                                   447,992
Less expenses paid indirectly                                                     (3,263)
                                                                             -----------
Net expenses                                                                     444,729

========================================================================================
Net Investment Income                                                          1,700,277

========================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                    3,739,521
Foreign currency transactions                                                    (82,739)
                                                                             -----------
Net realized gain                                                              3,656,782
----------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                   (2,894,344)
Translation of assets and liabilities denominated in foreign currencies         (251,989)
                                                                             -----------
Net change                                                                    (3,146,333)
                                                                             -----------
Net realized and unrealized gain                                                 510,449

========================================================================================
Net Increase in Net Assets Resulting from Operations                         $ 2,210,726
                                                                             ===========

See accompanying Notes to Financial Statements.


                          LifeSpan Balanced Portfolio                         21

Statements of Changes in Net Assets

                                                               Six Months Ended      Year Ended
                                                               June 30, 2000         December 31,
                                                               (Unaudited)           1999
================================================================================================
Operations
Net investment income                                          $  1,700,277          $ 2,845,074
------------------------------------------------------------------------------------------------
Net realized gain                                                 3,656,782            7,319,091
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)             (3,146,333)           3,554,979
                                                               ------------          -----------
Net increase in net assets resulting from operations              2,210,726           13,719,144

================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                             (3,072,569)          (2,600,510)
------------------------------------------------------------------------------------------------
Distributions from net realized gain                             (6,477,146)                  --

================================================================================================
Capital Stock Transactions
Net increase (decrease) in net assets resulting from
capital stock transactions                                       12,206,316             (362,950)

================================================================================================
Net Assets
Total increase                                                    4,867,327           10,755,684
------------------------------------------------------------------------------------------------
Beginning of period                                              96,629,094           85,873,410
                                                               ------------          -----------
End of period (including undistributed net investment
income of $1,564,966 and $2,937,258, respectively)             $101,496,421          $96,629,094
                                                               ============          ===========

See accompanying Notes to Financial Statements.


22                        LifeSpan Balanced Portfolio

Financial Highlights


                                               Six Months
                                               Ended June 30,
                                               2000            Year Ended December 31,
                                               (Unaudited)     1999         1998          1997          1996(1)       1995(2)
=============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period              $1.44          $1.28        $1.28         $1.18         $1.05         $1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                               .03            .04          .04           .04           .03           .01
Net realized and unrealized gain                    .01            .16          .04           .10           .11           .05
-----------------------------------------------------------------------------------------------------------------------------
Total income from investment operations             .04            .20          .08           .14           .14           .06
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income               (.05)          (.04)        (.04)         (.03)         (.01)         (.01)
Distributions from net realized gain               (.10)            --         (.04)         (.01)           --            --
-----------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.15)          (.04)        (.08)         (.04)         (.01)         (.01)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $1.33          $1.44        $1.28         $1.28         $1.18         $1.05
                                                  =====          =====        =====         =====         =====         =====
=============================================================================================================================
Total Return, at Net Asset Value(3)                2.10%         16.11%        6.17%        12.20%        13.38%         6.08%

=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)       $101,496        $96,629      $85,873       $68,693       $51,336       $35,467
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $ 98,081        $86,728      $76,384       $59,388       $41,847       $33,925(4)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(5)
Net investment income                              3.49%          3.28%        3.44%         3.44%         3.34%         3.08%
Expenses                                           0.91%          0.91%        0.93%(6)      0.97%(6)      1.17%(6)      1.50%(6)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              18%            73%          58%           57%           70%           40%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Portfolio.
2. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return fiqures for all periods shown.
4. This information is not covered by the auditors' opinion.
5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


                          LifeSpan Balanced Portfolio                         23

Notes to Financial Statements  (Unaudited)

================================================================================
1. Significant Accounting Policies
LifeSpan Balanced Portfolio (the Portfolio) is a series of Panorama Series Portfolio, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek a blend of capital appreciation and income by investing in a strategically allocated portfolio of stocks and bonds, with a slightly stronger emphasis on stocks. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Portfolio.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value.)
--------------------------------------------------------------------------------
Security Credit Risk. The Portfolio invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Portfolio may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2000, securities with an aggregate market value of $139,938, representing 0.14% of the Portfolio's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Portfolio are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
        The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Portfolio may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Portfolio intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


24                        LifeSpan Balanced Portfolio

================================================================================
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Portfolio.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Capital Stock
The Portfolio has authorized 200 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                             Six Months Ended June 30, 2000            Year Ended December 31, 1999
                                             --------------------------------          -------------------------------
                                             Shares               Amount               Shares             Amount
----------------------------------------------------------------------------------------------------------------------
Sold                                          4,270,315           $ 5,820,654           5,787,975         $  7,373,964
Dividends and/or distributions reinvested     7,073,863             9,549,715           2,131,566            2,600,510
Redeemed                                     (2,271,356)           (3,164,053)         (8,095,447)         (10,337,424)
                                             ----------           -----------          ----------         ------------
Net increase (decrease)                       9,072,822           $12,206,316            (175,906)        $   (362,950)
                                             ==========           ===========          ==========         ============

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were $22,967,219 and $16,227,213, respectively.


                          LifeSpan Balanced Portfolio                         25

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio. The annual fees are 0.85% of the Portfolio's first $250 million of average daily net assets and 0.75% of average daily net assets over $250 million. The Portfolio's management fee for the six months ended June 30, 2000 was an annualized rate of 0.85%, before any waiver by the Manager.
--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Portfolio and is responsible for maintaining the shareholder registry and shareholder accounting records for the Portfolio. OFS provides these services for cost.

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Portfolio may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

================================================================================
6. Illiquid or Restricted Securities
As of June 30, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2000 was $1,449,451, which represents 1.43% of the Portfolio's net assets, of which $40,831 is considered restricted. Information concerning restricted securities is as follows

                                                                   Valuation Per
                      Acquisition              Cost Per            Unit as of
Security              Dates                    Unit                June 30, 2000
--------------------------------------------------------------------------------
Stocks
Globix Corp.          6/17/99                  $3.51                      $29.00


26                        LifeSpan Balanced Portfolio

LifeSpan Balanced Portfolio
A Series of Panorama Series Fund, Inc.

====================================================================================================================================
Officers and Directors                     James C. Swain, Director and Chairman of the Board
                                           Bridget A. Macaskill, President
                                           William L. Armstrong, Director
                                           Robert G. Avis, Director
                                           William A. Baker, Director
                                           Jon S. Fossel, Director
                                           Sam Freedman, Director
                                           Raymond J. Kalinowski, Director
                                           C. Howard Kast, Director
                                           Robert M. Kirchner, Director
                                           Ned M. Steel, Director
                                           Peter M. Antos, Vice President
                                           George Evans, Vice President
                                           Alan Gilston, Vice President
                                           John S. Kowalik, Vice President
                                           Stephen F. Libera, Vice President
                                           David P. Negri, Vice President
                                           Thomas P. Reedy, Vice President
                                           Michael C. Strathearn, Vice President
                                           Kenneth B. White, Vice President
                                           Arthur J. Zimmer, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer
                                           Robert G. Zack, Assistant Secretary

====================================================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

====================================================================================================================================
Transfer Agent                             OppenheimerFunds Services

====================================================================================================================================
Custodian of Portfolio Securities          The Bank of New York

====================================================================================================================================
Independent Auditors                       Deloitte & Touche LLP

====================================================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been taken from the records of the
                                           Portfolio without examination of those records by the independent auditors.

                                           This is a copy of a report to shareholders of LifeSpan Balanced Portfolio. For other material information concerning the Portfolio, see its prospectus. This report must be preceded or accompanied by the Portfolio's prospectus, the separate account prospectus, and current standardized average annual total returns for the separate account being offered.

                                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

         (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.


                          LifeSpan Balanced Portfolio                         27